Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Infrared cameras	$ 4,955	$ 5,904
Replacement, maintenance, and spare parts	1,975	3,730
Inventories, current	6,930	9,634
Infrared cameras	389
Replacement, maintenance, and spare parts	254
Inventories, noncurrent	643
Total inventories	7,573	9,634
Impairment on inventories	1,689
Inventory write down	$ 1,689	$ 0